SUPPLEMENT TO THE SPARTAN(registered trademark) FLORIDA MUNICIPAL
FUNDS JANUARY 25, 1999 PROSPECTUS

   On December 15, 1999, shareholders of Spartan Florida Municipal Income Fund approved a proposal to change the fund's current all-inclusive management fee structure to a group fee structure that is standard for other comparable Fidelity municipal bond funds effective January 1, 2000.

The following information replaces the first bullet under the "Principal Investment Strategies" section for Spartan Florida
Municipal Money Market Fund on page 3.

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

   The following information replaces the first and third bullets under the "Principal Investment Strategies" section for Spartan
Florida Municipal Income Fund on page 4.

(small solid bullet)    Normally investing in invest    ment-g   rade
municipal debt securities     (t   hose of medium and high
quality).

(small solid bullet)    Normally investing at least 80% of assets in
municipal securities whose interest is exempt from federal income tax.

The following information replaces the first paragraph under the "Principal Investment Strategies" section for Spartan Florida
Municipal Money Market Fund on page 8.

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces the first paragraph under the "Description of Principal Security Types" section on page 9.

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes and municipal money market funds.

The following information replaces the third paragraph under the heading "Principal Investment Strategies" for Spartan Florida
Municipal Money Market Fund on page 8.

FMR may invest the fund's assets in municipal securities subject to the Florida intangible tax, but expects the fund to be exempt from the Florida intangible tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

   The following information replaces the second paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan Florida Municipal Income Fund on page 8.

   FMR normally invests at least 65% of the fund's total assets in municipal securities exempt from the Florida intangible tax and normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Municipal securities exempt from the Florida intangible tax and whose interest is exempt from federal income tax include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces the third paragraph under the heading "Principal Investment Strategies" for Spartan Florida
Municipal Income Fund on page 9.

FMR may invest the fund's assets in municipal securities subject to the Florida intangible tax, but expects the fund to be exempt from the Florida intangible tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

   The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Fund Basics" section for Spartan Florida Municipal Income Fund on page 12.

   SPARTAN FLORIDA MUNICIPAL INCOME FUND seeks the highest level of current income exempt from federal income tax.

The following information replaces similar information found under the heading "Tax Consequences" on page 24.

TAXES ON DISTRIBUTIONS. Each fund seeks to earn income and pay dividends exempt from federal income tax, and also seeks exemption of fund shares from the Florida intangible tax.

A portion of each fund's income, and the dividends you receive, may be subject to federal income taxes. Each fund's income may be subject to the federal alternative minimum tax. Each fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.

   The following information replaces similar information found under
the heading "Fund Man    agement" in the "Fund Services" section on
page 26   .

   Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of Spartan Florida Municipal Money Market with limited exceptions.

For    Spartan Florida Municipal Income    ,    the fee is calculated
by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets
throughou    t the    month    .

   The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

   For     November 1999, the group fee rate would have been 0.1275%
   for Spartan Florida Municipal Income.     The individual fund fee
rate is    0.25    %.

   For the fiscal year ended November 30, 1999, Spartan Florida
Municipal Income paid FMR a management fee of 0.55% of the fund's average net assets and FMR paid all of the other expenses of the fund with limited exceptions.

SUPPLEMENT TO THE
SPARTAN(registered trademark) FLORIDA MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY COURT STREET TRUST II
SPARTAN FLORIDA MUNICIPAL INCOME FUND
A FUND OF FIDELITY COURT STREET TRUST
JANUARY 25, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING NON-FUNDAMENTAL LIMITATION REPLACES SPARTAN FLORIDA
MUNICIPAL MONEY MARKET FUND'S NON-FUNDAMENTAL LIMITATION (IV) IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR SPARTAN
FLORIDA MUNICIPAL MONEY MARKET FUND FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

For purposes of normally investing at least 65% of the fund's total assets in municipal securities exempt from Florida intangible tax, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING NON-FUNDAMENTAL LIMITATION REPLACES SPARTAN FLORIDA
MUNICIPAL INCOME FUND'S NON-FUNDAMENTAL LIMITATION (IV) IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR SPARTAN
FLORIDA MUNICIPAL INCOME FUND FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

For purposes of normally investing at least 65% of the fund's total assets in municipal securities exempt from Florida intangible tax, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "FLORIDA TAX MATTERS" IN THE "DISTRIBUTIONS AND TAXES" SECTION ON PAGE 21.

The State of Florida currently imposes an "intangible tax" at the annual rate of two mills, or .20% on certain securities and other intangible personal property owned by Florida residents. (Effective January 1, 2000, the rate has been reduced to 1.5 mills or .15%). With respect to the first mill, or first .10%, of the intangible tax, every natural person is entitled each year to an exemption of the first $20,000 of the value of the property subject to the tax. A husband and wife filing jointly will have an exemption of $40,000. With respect to the last mill, or last .10% (effective January 1, 2000 the last 0.5 mill or .005%), of the intangible tax, every natural person is entitled each year to an exemption of the first $100,000 of the value of the property subject to the tax. A husband and wife filing jointly will have an exemption of $200,000. Notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) are exempt from this intangible tax. If on the last business day of any year at least 90% of the net assets of the fund consist of such exempt assets, then the fund's shares will be wholly exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, a fund must sell a sufficient amount of non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year to meet this 90% test. Transaction costs involved in restructuring a fund in this fashion would likely reduce investment return and might exceed any increased investment return the fund achieved by investing in non-exempt assets during the year.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 24.

   E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 24.

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II, is Mr. Johnson's daughter.

ABIGAIL P. JOHNSON (38), Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

   NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 24.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended November 30, 1998, or calendar year ended December 31, 1998, as applicable.


COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from     Aggregate Compensation from  Total Compensation  from the
Advisory Board               Spartan FL Muni  Money MarketB  Spartan FL Muni  IncomeB     Fund Complex*,A

Edward C. Johnson 3d**       $ 0                             $ 0                          $ 0

Abigail P. Johnson**         $ 0                             $ 0                          $ 0

J. Gary Burkhead**           $ 0                             $ 0                          $ 0

Ralph F. Cox                 $ 174                           $ 155                        $ 223,500

Phyllis Burke Davis          $ 173                           $ 154                        $ 220,500

Robert M. Gates              $ 175                           $ 156                        $ 223,500

E. Bradley Jones****         $ 174                           $ 155                        $ 222,000

Donald J. Kirk               $ 177                           $ 158                        $ 226,500

Ned C. Lautenbach***         $ 0                             $ 0                          $ 0

Peter S. Lynch**             $ 0                             $ 0                          $ 0

William O. McCoy             $ 175                           $ 156                        $ 223,500

Gerald C. McDonough          $ 215                           $ 191                        $ 273,500

Marvin L. Mann               $ 172                           $ 153                        $ 220,500

Robert C. Pozen**            $ 0                             $ 0                          $ 0

Thomas R. Williams           $ 175                           $ 156                        $ 223,500



* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; William O. McCoy, $55,039; Marvin L. Mann, $55,039; and Thomas R. Williams, $63,433.

B Compensation figures include cash.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 27.

       MANAGEMENT-RELATED EXPENSES (SPARTAN FLORIDA MUNICIPAL
INCOME).    In addition to the management fee payable to FMR and the
fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

       MANAGEMENT-RELATED EXPENSES (SPARTAN FLORIDA MUNICIPAL MONEY
MARKET).    Under the terms of its management contract with the fund,
FMR is responsible for payment of all operating expenses of the fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor, and interested Trustees, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services and pricing and bookkeeping services.

   FMR pays all other expenses of Spartan Florida Municipal Money Market with the following exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

       MANAGEMENT FEES.    For the services of FMR under the
management contract, Spartan Florida Municipal Money Market pays FMR a monthly management fee at the annual rate of 0.50% of the fund's average net assets throughout the month.

   The management fee paid to FMR by Spartan Florida Municipal Money Market is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

   For the services of FMR under the management contract, Spartan
Florida Municipal Income pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%            $   1 billion    .3700%

 3 - 6                .3400              50              .2188

 6 - 9                .3100              100             .1869

 9 - 12               .2800              150             .1736

 12 - 15              .2500              200             .1652

 15 - 18              .2200               250            .1587

 18 - 21              .2000              300             .1536

 21 - 24              .1900              350             .1494

 24 - 30              .1800              400             .1459

 30 - 36              .1750              450             .1427

 36 - 42              .1700              500             .1399

 42 - 48              .1650              550             .1372

 48 - 66              .1600              600             .1349

 66 - 84              .1550              650             .1328

 84 - 120             .1500              700             .1309

 120 - 156            .1450              750             .1291

 156 - 192            .1400              800             .1275

 192 - 228            .1350              850             .1260

 228 - 264            .1300              900             .1246

 264 - 300            .1275              950             .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

over  1,260           .0920


   The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $800 billion of group net assets - the approximate level for November 1999 - was 0.1275%, which is the weighted average of the respective fee rates for each level of group net assets up to $800 billion.

   The individual fund fee rate for Spartan Florida Municipal Income is 0.25%. Based on the average group net assets of the funds advised by FMR for November 1999, the fund's annual management fee rate would be calculated as follows:


                           Group Fee Rate     Individual Fund Fee Rate     Management Fee Rate

Spartan Florida Municipal  0.1275%         +  0.25%                     =  0.3775%
Income



   One-twelfth of the management fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month.

THE FOLLOWING INFORMATION REPLACES THE FIRST, EIGHTH, AND TENTH
PARAGRAPHS FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS"
SECTION ON PAGE 29.

Each fund has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to Citibank, N.A.

In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

Each fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE
"DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 29.

CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.



SUPPLEMENT TO THE FIDELITY CONNECTICUT MUNICIPAL FUNDS JANUARY 25,
1999 PROSPECTUS

   On December 15, 1999, shareholders of Spartan Connecticut Municipal Income Fund approved a proposal to change the fund's current all-inclusive management fee structure to a group fee structure that is standard for other comparable Fidelity municipal bond funds effective January 1, 2000.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3:

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information for Spartan(registered trademark) Connecticut Municipal Money Market Fund found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 4:

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

   The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Fund Summary" section for Spartan Connecticut Municipal Income Fund on page 4.

(small solid bullet)    Normally     investing at least 80% of
assets in municipal securities whose interest is     exempt from
federal and    Connecticut personal income taxes    .

The following information replaces similar information for Connecticut Municipal Money Market Fund found under the heading "Principal
Investment Strategies" in the "Investment Details" section on page 11:

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

The following information replaces similar information for Spartan Connecticut Municipal Money Market Fund found under the heading
"Principal Investment Strategies" in the "Investment Details" section on page 11:

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

   The following information replaces the second paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan Connecticut Municipal Income Fund on page 12.

   FMR normally invests at least 80% of the fund's assets in municipal
securities whose interest is exempt from federal     and Connecticut
personal in   come taxes. Municipal securities whose interest is
exempt from federal and Connecticut income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Investment Details" section on page 13:

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes and municipal money market funds.

   The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Fund Fund
Basics" section for Spartan Connecticut Municipal Income Fund on page
15.

   SPARTAN CONNECTICUT MUNICIPAL INCOME FUND seeks a high level of current income, exempt from federal income tax and Connecticut personal income tax.

   The following information replaces similar information found under
the heading "Fund Man    agement" in the "Fund Services" section on
page    31.

   Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

   FMR pays all of the other expenses of Spartan Connecticut Municipal Money Market with limited exceptions.

   Spartan Connecticut Municipal Money Market's annual management fee rate is 0.50% of its average net assets.

   For Spartan Connecticut Municipal Income and Connecticut Municipal Money Market, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

   The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

   For November     1999   , the group fee rate was 0.1275% for
Connecticut Municipal Money Market and the group fee rate would have
been 0.1275% for Spartan Connecticut Municipal Income    .    The
individual fund fee rate is 0.25% for Connecticut Municipal Money Market and 0.25% for Spartan Connecticut Municipal Income.

   The total management fee for the fiscal year ended November 30, 1999, was 0.38% of the fund's average net assets for Connecticut
Municipal Money Market.

   For the fiscal year ended November 30, 1999, Spartan Connecticut Municipal Income paid FMR a management fee of 0.55% of the fund's average net assets and FMR paid all of the other expenses of the fund
with limited exceptions    .

SUPPLEMENT TO THE
FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
SPARTAN(registered trademark) CONNECTICUT MUNICIPAL MONEY MARKET FUND SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
JANUARY 25, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF FIDELITY CONNECTICUT MUNICIPAL
MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS"
SECTION ON PAGE 2:

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as an investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND UNDER THE
HEADING "INVESTMENT LIMITATIONS OF FIDELITY CONNECTICUT MUNICIPAL
MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS"
SECTION BEGINNING ON PAGE 2:

For purposes of normally investing at least 65% of the fund's total assets in municipal securities whose interest is exempt from Connecticut personal income tax, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3:

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND UNDER THE
HEADING "INVESTMENT LIMITATIONS OF SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION
BEGINNING ON PAGE 3:

For purposes of normally investing at least 65% of the fund's total assets in municipal securities whose interest is exempt from Connecticut personal income tax, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN CONNECTICUT MUNICIPAL
INCOME FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION
BEGINNING ON PAGE 4:

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 11:

SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 25:

EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II
(1999), is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25:

ABIGAIL P. JOHNSON (36), Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 26.

   E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 27.

LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 28.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended November 30, 1998, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE


Trustees and Members of the  Aggregate Compensation from    Aggregate Compensation from  Aggregate Compensation from
Advisory Board               Spartan CT Muni Money MarketB  CT Muni Money  MarketB       Spartan CT Muni IncomeB

Edward C. Johnson 3d**       $ 0                            $ 0                          $ 0

Abigail P. Johnson**         $ 0                            $ 0                          $ 0

J. Gary Burkhead**           $ 0                            $ 0                          $ 0

Ralph F. Cox                 $ 63                           $ 158                        $ 128

Phyllis Burke Davis          $ 63                           $ 157                        $ 127

Robert M. Gates              $ 64                           $ 159                        $ 129

E. Bradley Jones****         $ 63                           $ 158                        $ 128

Donald J. Kirk               $ 64                           $ 162                        $ 130

Ned C. Lautenbach***         $ 0                            $ 0                          $ 0

Peter S. Lynch**             $ 0                            $ 0                          $ 0

William O. McCoy             $ 64                           $ 159                        $ 129

Gerald C. McDonough          $ 78                           $ 196                        $ 158

Marvin L. Mann               $ 63                           $ 157                        $ 127

Robert C. Pozen**            $ 0                            $ 0                          $ 0

Thomas R. Williams           $ 64                           $ 159                        $ 129



Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*, A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 223,500

Phyllis Burke Davis          $ 220,500

Robert M. Gates              $ 223,500

E. Bradley Jones****         $ 222,000

Donald J. Kirk               $ 226,500

Ned C. Lautenbach***         $ 0

Peter S. Lynch**             $ 0

William O. McCoy             $ 223,500

Gerald C. McDonough          $ 273,500

Marvin L. Mann               $ 220,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 223,500


   * Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

   ** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; William O. McCoy, $55,039; Marvin L. Mann, $55,039; and Thomas R. Williams, $63,433.

B Compensation figures include cash.

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON
PAGE 29.

       MANAGEMENT-RELATED EXPENSES (CONNECTICUT MUNICIPAL MONEY MARKET
AND SPARTAN CONNECTICUT MUNICIPAL INCOME).    In addition to the
management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent, each fund pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

       MANAGEMENT-RELATED EXPENSES (SPARTAN CONNECTICUT MUNICIPAL
MONEY MARKET).    Under the terms of its management contract with the
fund, FMR is responsible for payment of all operating expenses of the fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor, and interested Trustees, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services and pricing and bookkeeping services.

   FMR pays all other expenses of Spartan Connecticut Municipal Money Market with the following exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

       MANAGEMENT FEES.    For the services of FMR under the
management contract, Spartan Connecticut Municipal Money Market pays FMR a monthly management fee at the annual rate of 0.50% of the fund's average net assets throughout the month.

   The management fee paid to FMR by Spartan Connecticut Municipal Money Market is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

   For the services of FMR under the management contract, Connecticut Municipal Money Market and Spartan Connecticut Municipal Income each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOUND ON PAGE 30.

GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%           $ 1 billion       .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 Over 1,260           .0920


   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 30.

   The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $800 billion of group net assets - the approximate level for November 1999 was 0.1275%, which is the weighted average of the respective fee rates for each level of group net assets up to $800 billion.

   The individual fund fee rate for Connecticut Municipal Money Market and Spartan Connecticut Municipal Income is 0.25%. Based on the average group net assets of the funds advised by FMR for November
1999, each fund's annual management fee rate would be calculated as follows:


                        Group Fee Rate     Individual Fund Fee Rate     Management Fee Rate

CT Muni Money Market    0.1275%         +  0.25%                     =  0.3775%



Spartan CT Muni Income  0.1275%         +  0.25%                     =  0.3775%





One-twelfth of the management fee rate is applied to    each
fund's average net assets for the month, giving a dollar amount which is the fee for that month.

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH IN THE
"TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE 32:

Each fund has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES THE EIGHTH PARAGRAPH IN THE
"TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE 32:

In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

THE FOLLOWING INFORMATION REPLACES THE TENTH PARAGRAPH IN THE
"TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE 32:

Each fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "CUSTODIAN" ON PAGE 34.

CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.


SUPPLEMENT TO FIDELITY'S NEW JERSEY MUNICIPAL FUNDS JANUARY 25, 1999,
PROSPECTUS

   On December 15, 1999, shareholders of Spartan New Jersey Municipal Income Fund approved a proposal to change the fund's current all-inclusive management fee structure to a group fee structure that is standard for other comparable Fidelity municipal bond funds effective January 1, 2000.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3 for New Jersey Municipal Money Market Fund and
Spartan New Jersey Municipal Money Market Fund.

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

   The following information replaces the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section for Spartan New Jersey Municipal Income Fund on page 4.

(small solid bullet)    Normally investing at least 80% of assets in
municipal securities whose interest is exempt from federal income tax and the New Jersey Gross Income Tax.

The following information replaces the fourth bullet under the heading "Principal Investment Strategies" in the "Investment Summary" section for Spartan New Jersey Municipal Income Fund on page 4.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers New Jersey 4 Plus Year
Municipal Bond Index with Port Authority of New York/New Jersey.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 11 for New Jersey Municipal Money Market Fund and
Spartan New Jersey Municipal Money Market Fund.

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

   The following information replaces the second paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan New Jersey Municipal Income Fund on page 12.

   FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax and the
New Jersey Gross Income Tax.     Municipal    securities whose
interest is exempt from federal income tax and the New Jersey Gross Income Tax include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces the fifth paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan New Jersey Municipal Income Fund on page 12.

FMR uses the Lehman Brothers New Jersey 4 Plus Year Municipal Bond Index with Port Authority of New York/New Jersey as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 1999, the dollar-weighted average maturity of the fund and the index was approximately 11.2 and 15.0 years, respectively.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Investment Details" section on page 13.

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes and municipal money market funds.

   The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Fund Basics" section for Spartan New Jersey Municipal Income Fund on page 15.

   SPARTAN NEW JERSEY MUNICIPAL INCOME FUND seeks a high level of current income exempt from federal income tax and the New Jersey Gross Income Tax.

   The following information replaces similar information found under
the heading "Fund Man    agement" in the "Fund Services" section on
page    32.

   Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of Spartan New Jersey Municipal Money Market with limited exceptions.

   Spartan New Jersey Municipal Money Market's annual management fee rate is 0.50% of its average net assets.

   For Fidelity New Jersey Municipal Money Market and Spartan New
Jersey Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

   The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

   For November 1999, the group fee was 0.1275% for Fidelity New Jersey Municipal Money Market and the group fee would have been 0.1275% for Spartan New Jersey Municipal Income. The individual fund fee rate is 0.25% for Fidelity New Jersey Municipal Money Market and Spartan New Jersey Municipal Income.

   The total management fee for the fiscal year ended November 30, 1999, was 0.38% of the fund's average net assets for Fidelity New Jersey Municipal Money Market. For the fiscal year ended November 30, 1999, Spartan New Jersey Municipal Income paid FMR a management fee of 0.55% of the fund's average net assets and FMR paid all of the other expenses of the fund with limited exceptions.

SUPPLEMENT TO
FIDELITY'S NEW JERSEY MUNICIPAL FUNDS
JANUARY 25, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN NEW JERSEY MUNICIPAL INCOME FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 19.

HISTORICAL BOND FUND RESULTS. The following table shows the fund's yield, tax-equivalent yield and return for the fiscal periods ended November 30, 1998.

The tax-equivalent yields for Spartan New Jersey Municipal Money Market, New Jersey Municipal Money Market and Spartan New Jersey Municipal Income are based on a combined federal and state income tax rate of 40.08% and reflect that, as of November 30, 1998, 6.95%, 9.36% and 0.00%, respectively, of the funds' income was subject to state taxes. Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.


                                                                      Average Annual Returns

                              Seven-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Life of Fund*

Spartan NJ Muni Money Market   2.84%            4.72%                  3.06%                   3.15%       3.38%




                              Cumulative Returns

                              One Year            Five Years  Life of Fund*

Spartan NJ Muni Money Market   3.06%               16.75%      33.09%


* From May 1, 1990 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.


                                                         Average Annual Returns                         Cumulative Returns

                 Seven-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Ten Years  One Year

NJ Muni Money
Market            2.72%            4.51%                  2.93%                   2.88%       3.55%      2.93%






                      Five Years  Ten Years

NJ Muni Money Market   15.25%      41.76%


Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.


                                                                 Average Annual Returns

                        Thirty-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Ten Years

Spartan NJ Muni Income   4.02%             6.71%                  6.96%                   5.74%       7.95%




                        Cumulative Returns

                        One Year            Five Years  Ten Years

Spartan NJ Muni Income   6.96%               32.20%      114.83%


Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER THE
HEADING "PERFORMANCE COMPARISONS" IN THE "PERFORMANCE" SECTION ON PAGE
23.

Spartan New Jersey Municipal Income Fund may compare its performance to the Lehman Brothers Municipal Bond Index, a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. Spartan New Jersey Municipal Income may also compare its performance to that of the Lehman Brothers New Jersey Municipal Bond Index with Port Authority of NY/NJ, a market value-weighted index of New Jersey investment-grade municipal bonds, including Port Authority of New York and New Jersey bonds, with maturities of one year or more. Spartan New Jersey Municipal Income may also compare its performance to that of the Lehman Brothers New Jersey 4 Plus Year Municipal Bond Index with Port Authority of NY/NJ, a market value-weighted index of New Jersey investment-grade municipal bonds, including Port Authority of New York and New Jersey bonds, with maturities of four years or more. Issues included in each index have been issued after December 31, 1990, have an outstanding par value of at least $3 million, and have been issued as part of an offering of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index. Beginning January 1, 2000, issues included in each index will have an outstanding par value of at least $5 million.

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

   E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

   NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II, is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25 HAS BEEN REMOVED.

LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

COMPENSATION TABLE




Trustees and Members of the  Aggregate Compensation from    Aggregate Compensation from     Aggregate Compensation from
Advisory Board               Spartan NJ Muni Money MarketB  Fidelity NJ Muni Money MarketB  Spartan NJ Muni IncomeB

Edward C. Johnson 3d**       $ 0                            $ 0                             $ 0

Abigail P. Johnson**         $ 0                            $ 0                             $ 0

J. Gary Burkhead**           $ 0                            $ 0                             $ 0

Ralph F. Cox                 $ 188                          $ 191                           $ 134

Phyllis Burke Davis          $ 187                          $ 190                           $ 133

Robert M. Gates              $ 189                          $ 193                           $ 135

E. Bradley Jones****         $ 188                          $ 191                           $ 134

Donald J. Kirk               $ 191                          $ 195                           $ 137

Ned C. Lautenbach***         $ 0                            $ 0                             $ 0

Peter S. Lynch**             $ 0                            $ 0                             $ 0

William O. McCoy             $ 189                          $ 193                           $ 135

Gerald C. McDonough          $ 233                          $ 237                           $ 166

Marvin L. Mann               $ 186                          $ 190                           $ 133

Robert C. Pozen**            $ 0                            $ 0                             $ 0

Thomas R. Williams           $ 189                          $ 193                           $ 135




Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 223,500

Phyllis Burke Davis          $ 220,500

Robert M. Gates              $ 223,500

E. Bradley Jones****         $ 222,000

Donald J. Kirk               $ 226,500

Ned C. Lautenbach***         $ 0

Peter S. Lynch**             $ 0

William O. McCoy             $ 223,500

Gerald C. McDonough          $ 273,500

Marvin L. Mann               $ 220,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 223,500


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; William O. McCoy, $55,039; Marvin L. Mann, $55,039 and Thomas R. Williams, $63,433.

B Compensation figures include cash.

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON
PAGE 29.

   MANAGEMENT-RELATED EXPENSES (FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET AND SPARTAN NEW JERSEY MUNICIPAL INCOME). In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent each fund pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

   MANAGEMENT-RELATED EXPENSES (SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET). Under the terms of its management contract with the fund, FMR is responsible for payment of all operating expenses of the fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor, and interested Trustees, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services and pricing and bookkeeping services.

   FMR pays all other expenses of Spartan New Jersey Municipal Money Market with the following exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

   MANAGEMENT FEES. For the services of FMR under the management contract, Spartan New Jersey Municipal Money Market pays FMR a monthly management fee at the annual rate of 0.50% of the fund's average net assets throughout the month.

   The management fee paid to FMR by Spartan New Jersey Municipal
Money Market is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

   For the services of FMR under the management contract, Fidelity New Jersey Municipal Money Market and Spartan New Jersey Municipal Income each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR FIDELITY NEW JERSEY MUNICIPAL MONEY
MARKET FUND    AND SPARTAN NEW JERSEY MUNICIPAL INCOME FUND     FOUND
ON PAGE 30.

GROUP FEE RATE SCHEDULE  EFFECTIVE ANNUAL FEE RATES




Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%           $ 1 billion       .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

over - 1,260          .0920



   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 30.

   The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $800 billion of group net assets - the approximate level for November 1999 - was 0.1275%, which is the weighted average of the respective fee rates for each level of group net assets up to $800 billion.

   The individual fund fee rate for Fidelity New Jersey Municipal
Money Market and Spartan New Jersey Municipal Income is 0.25%. Based on the average group net assets of the funds advised by FMR for November 1999, the fund's annual management fee rate would be calculated as follows:


                               Group Fee Rate                  Individual Fund Fee Rate     Management Fee Rate

Fidelity NJ Muni Money Market  0.1275%                      +  0.25%                     =  0.3775%

Spartan NJ Muni Income                             0.1275%     0.25%                        0.3775%



   One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE 33.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE EIGHTH PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS"
SECTION ON PAGE 33.

In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE TENTH PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 34.

Each fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 34.

CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.